INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD	12 Months Ended
Dec. 31, 2020
Disclosure Of Interest In Other Entities [Abstract]
INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD	INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD
As the investment in BioConnection BV (BioConnection) provides the Company with significant influence over BioConnection, it has been treated as an associate of the Group as at December 31, 2020. BioConnection has a share capital consisting solely of ordinary shares, which are held directly by a small group of shareholders. The proportion of ownership interest is the same as the proportion of voting rights held.
On April 7, 2019 Pharming Group, through its 100% subsidiary Pharming Technologies B.V., has acquired a 43.9% stake in BioConnection B.V. through conversion of €2.6 million of existing credits (“prepayments”) and €2.5 million of cash payment for a total of €5.1 million.

Name of entity	Place of business	% of ownership interest		Nature of relationship	Measurement method	Carrying amount
		2020	2019			2020	2019
BioConnection B.V.	Oss, NL	44	44	Associate	Equity

Balance at January 1						5,508	—

Movement during the year
Initial recognition						—	5,078
Share in net profit						316	229
Recognition of financial guarantee						—	221
Amortization of financial guarantee						(28)	(20)

Balance at December 31						5,796	5,508